Employee benefit obligations - Defined benefit obligations and assets (Details) - USD ($) $ in Millions	1 Months Ended	10 Months Ended	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined benefit plan
Employee benefit obligations
Unfunded defined benefit obligations			$ 182	$ 403
Defined benefit obligation			2,349	2,503
Defined benefit assets			1,734	1,673
Other employee benefit obligations
Employee benefit obligations
Interest cost relating to employee benefit obligations			3	4	$ 3
Current service cost relating to employee benefit obligations			7	6
Germany pension plan
Employee benefit obligations
Past service credit	$ (8)
Exceptional items | UK pension plan
Employee benefit obligations
Past service credit offset by service cost				8	0
Exceptional items | Metal Beverage UK | Defined benefit plan
Employee benefit obligations
Past service credit				(1)
Exceptional items | Glass Packaging North America | Defined benefit pension scheme moved to future service only plan
Employee benefit obligations
Past service credit			(37)
Germany | Defined benefit plan
Employee benefit obligations
Past service credit				(12)	$ 0
Defined benefit obligation			176	386
Germany | Metal Beverage Packaging Europe | Defined benefit plan
Employee benefit obligations
Past service credit			$ (17)
Food and Specialty Discontinued Operation
Employee benefit obligations
Net movement in defined benefit plans		$ 17
Current service cost		3		4
Past service credit		8		9
Interest cost		4		5
Re‑measurements		(38)		3
Benefits paid		14		$ 20
Balance at the end	$ (285)	$ (285)